Property, Plant, and Equipment	12 Months Ended
Dec. 31, 2011
Property, Plant, and Equipment
Property, Plant and Equipment Disclosure

3.   PROPERTY, PLANT, EQUIPMENT AND MINING CLAIMS

Plant and Equipment

Located on the Company’s unpatented state mining claims in the Chandalar District are certain buildings, including milling buildings and other mining equipment that are fully depreciated and have no book value. Accordingly, the Company has removed its cost basis and the associated accumulated depreciation from its financial statements.

Equipment

At December 31, 2011 and 2010, the Company’s equipment classifications were as follows:

	2011	2010
Exploration and mining equipment	$ 3,033,714	$ 2,996,184
Vehicles and rolling stock	377,190	355,540
Office and other equipment	61,905	49,389
Total	3,472,809	3,401,113
Accumulated depreciation and amortization	(1,494,079)	(1,097,446)
Equipment, net of depreciation
and amortization	$ 1,978,730	$ 2,303,667

Of the Company’s assets, $1,498,939 are being depreciated over lives of three and five years and $1,973,870 are being depreciated over seven and ten years, resulting in total depreciation expense of $404,044 for 2011. Assets of $1,433,914 and $1,967,199 being depreciated over corresponding periods, respectively, resulted total depreciation of $477,278 for 2010.

Mining Properties and Claims

At December 31, 2011 and 2010, the Company’s mining properties and claims were as follows:

	2011	2010
Chandalar property and claims	$ 264,000	$ 264,000
2003 purchased claims	35,000	35,000
Unpatented state claims staked	66,330	35,054
Asset retirement obligations	245,942	249,118
Total	$ 611,272	$ 583,172